Share Capital and Reserves	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Share Capital and Reserves

11 – Share Capital and Reserves

A. Authorized Share Capital

The Company is authorized to issue an unlimited number of common shares without par value.

Under the Company’s normal course issuer bid (“NCIB”), the Company is able until April 4, 2019, to purchase up to 9,191,777 common shares. The NCIB provides the Company with the option to purchase its common shares from time to time.

During the year ended December 31, 2018 and pursuant to the NCIB, the Company purchased and cancelled an aggregate of 4,788,775 common shares.

B. Stock Options of the Company

The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company’s other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant.

During the year ended December 31, 2018, the Company issued 3,130,000 options with a weighted average exercise price of CAD5.92 and a fair value of $2.8 million or $0.90 per option. The fair value of the options granted was determined using a Black-Scholes model using the following weighted average assumptions: grant date share price and exercise price of CAD5.92, expected volatility of 30%, risk-free interest rate of 1.90% and an expected life of 3 years. Expected volatility was determined by considering the trailing 3 year historic average share price volatility of similar companies in the same industry and business model.

A summary of the Company’s options and the changes for the period are as follows:

	Note	Number of Options	Weighted average exercise price (CAD) [1]
Options outstanding at December 31, 2016		6,235,180	4.71

Mariana Resources Ltd. replacement options[1]	7	2,078,248	3.41
Granted		795,000	5.50
Exercised		(797,128)	(3.23)
Expired unexercised		(584,983)	(15.29)

Options outstanding at December 31, 2017		7,726,317	3.79

Granted		3,130,000	5.92
Exercised		(1,440,907)	(3.22)
Expired unexercised		(77,436)	(7.19)
Forfeited		(15,333)	(4.96)

Options outstanding at December 31, 2018		9,322,641	4.58

1	For options exercisable in British Pounds Sterling (“GBP”), exercise price is translated to Canadian Dollars (“CAD”) using the period end exchange rate.

The weighted-average share price, at the time of exercise, for those shares that were exercised during the year ended December 31, 2018 was CAD6.07 per share (2017: CAD5.69). The weighted average remaining contractual life of the options as at December 31, 2018 was 3.02 years (2017: 2.82 years).

A summary of the Company’s share purchase options as of December 31, 2018 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) [1]	Weighted average exercise price per share (CAD) [1,2]
2019	2,327,033	2,327,033	1.49 - 6.03	2.74
2020	1,225,334	1,225,334	3.60 - 3.64	3.61
2021	1,382,740	945,078	2.70 - 4.96	4.79
2022	1,257,534	727,537	4.96 - 15.00	5.19
2023	3,130,000	0	5.92	-

	9,322,641	5,224,982		3.66

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.
2	Weighted average exercise price of options that are exercisable.

C. Share Purchase Warrants

A summary of the Company’s warrants and the changes for the period are as follows:

	Note	Number of Warrants	Shares to be Issued Upon Exercise of the Warrants
Warrants outstanding at December 31, 2016		28,046,400	28,046,400
Mariana Resources Ltd. replacement warrants	7	2,025,314	2,025,314
Exercised		(1,059,242)	(1,059,242)
Expired unexercised		(5,002,500)	(5,002,500)

Warrants outstanding at December 31, 2017		24,009,972	24,009,972

Exercised		(1,021,624)	(1,021,624)
Expired unexercised		(22,948)	(22,948)

Warrants outstanding at December 31, 2018		22,965,400	22,965,400

A summary of the Company’s warrants as of December 31, 2018 are as follows:

Number outstanding	Exercise price per share	Expiry Date
3,000,000	$4.50	March 23, 2020
15,000,000	3.50	October 27, 2020
4,965,400	4.00	November 3, 2020

22,965,400

D. Restricted Share Rights

The Company has a restricted share plan (the “Restricted Share Plan”) whereby the Company may grant restricted share rights (“RSRs”) to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 3,800,000 restricted share rights.

During the year ended December 31, 2018, the Company granted 619,300 RSRs with a fair value of $2.7 million, a three year vesting term, and a weighted average grant date fair value of $4.43 per unit. As at December 31, 2018, the Company had 2,377,436 RSRs outstanding.

E. Diluted Earnings Per Share

Diluted earnings per share is calculated based on the following:

In $000s (excluding per share amounts)	Year Ended December 31, 2018	Year Ended December 31, 2017
Net income for the year	$5,872	$10,537
Basic weighted average number of shares	183,381,187	167,265,059
Basic earnings per share	$0.03	$0.06
Effect of dilutive securities
Stock options	2,146,601	2,217,597
Warrants	3,821,430	3,582,912
Restricted share rights	1,636,568	1,637,618

Diluted weighted average number of common shares	190,985,786	174,703,186
Diluted earnings per share	$0.03	$0.06

The following table lists the number of stock options and warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD5.73 during the year ended December 31, 2018 (2017: CAD5.55), or because a performance obligation had not been met as at December 31, 2018.

	Year Ended December 31, 2018	Year Ended December 31, 2017
Stock Options	1,010,489	1,967,557
Warrants	3,000,000	6,412,664